Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From Operating Activities
Net income		$ 11,308	$ 8,480	$ 3,903
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation		313	284	285
Net amortization (accretion) of fixed-income securities		(124)	(30)	41
Amortization of equity-based compensation		132	122	121
Net realized (gains) losses on securities		(727)	(264)	(353)
Net (gains) losses on disposition of property and equipment		16	13	36
Changes in:
Premiums receivable		(993)	(2,411)	(1,541)
Reinsurance recoverables		682	329	738
Prepaid reinsurance premiums		152	(99)	46
Deferred acquisition costs		(83)	(274)	(143)
Income taxes		(200)	(358)	181
Unearned premiums		1,361	3,724	2,840
Loss and loss adjustment expense reserves		4,253	4,668	4,030
Accounts payable, accrued expenses, and other liabilities		1,556	1,236	700
Other, net		(98)	(301)	(241)
Net cash provided by operating activities		17,548	15,119	10,643
Purchases:
Fixed maturities		(49,625)	(47,778)	(25,777)
Equity securities		(187)	(168)	(86)
Sales:
Fixed maturities		35,701	25,634	8,235
Equity securities		266	267	791
Maturities, paydowns, calls, and other:
Fixed maturities		8,518	7,006	4,990
Equity securities		275	110	65
Net (purchases) sales of short-term investments		(9,282)	1,217	1,156
Net change in unsettled security transactions		75	171	(11)
Purchases of property and equipment		(348)	(285)	(252)
Sales of property and equipment		80	77	47
Net cash used in investing activities		(14,527)	(13,749)	(10,842)
Cash Flows From Financing Activities
Dividends paid to common shareholders	[1]	(2,871)	(674)	(234)
Acquisition of treasury shares for equity award tax liabilities		(92)	(121)	(95)
Acquisition of treasury shares acquired in open market		(74)	(13)	(46)
Redemption of preferred shares	[1]	0	(500)	0
Dividends paid to preferred shareholders	[1]	0	(8)	(43)
Net proceeds from debt issuance		0	0	496
Net cash provided by (used in) financing activities		(3,037)	(1,316)	78
Increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents		(16)	54	(121)
Cash, cash equivalents, restricted cash, and restricted cash equivalents – beginning of year		154	100	221
Cash, cash equivalents, restricted cash, and restricted cash equivalents – end of year		$ 138	$ 154	$ 100

[1]	See Note 14 – Dividends for further discussion.